Other non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Tax receivables from_non-current	€ 507	€ 502
Other receivables_related to divestments	118	222
Other receivables_Other non-current	44	52
Other receivables_non-current	162	274
Non-current derivative financial assets	80	108
Other non-current assets, other assets	574	464
Other non-current assets	1,323	1,348
Italian tax authorities [Member]
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Non-current_Income tax	62	73
Non-current_Interest on tax credits	64	64
Non-current tax receivables from Italian tax authorities	126	137
Non-Italian tax authorities [Member]
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Non-current tax receivables from non-Italian tax authorities	€ 381	€ 365